RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Shanghai Tuwen Office Equipment Co., Ltd.	An entity partially owned by the non-controlling shareholder who own 45% of Changyun
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	An entity owned by the Company’s chairman and CEO
Qingdao Lixing Technology Co., Ltd.	An entity partially owned by the Supervisor of Qingdao
Kunming Jinbi Office Equipment Co., Ltd.	The general manager of this entity is the Supervisor of Kunming, the entity ceased to be a related party to the Company since April 1, 2025.
Qinghai Jiayuan Mingyue Trade Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Qinghai, the entity ceased to be a related party to the Company since April 1, 2025.
Anhui New Yalian Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder, the entity ceased to be a related party to the Company since April 1, 2025.
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder, the entity ceased to be a related party to the Company since April 1, 2025.
Ningbo Lihong Information System Engineering Co., Ltd.	An entity partially owned by the Company’s minority shareholder, the entity ceased to be a related party to the Company since April 1, 2025.
Yue Yan (Shanghai) Digital Technology Co., Ltd.	An entity owned by the officer of the Company
Qinghai Chengchuang ideal Trading Co. Ltd.	An entity partially owned by the director of Qinghai
Hangzhou Shilian Office Equipment Co., Ltd	An entity partially owned by the non-controlling shareholder who own 45% of Hangzhou
Hebei Leading Future Technology Co., Ltd.	The Supervisor of this entity is the non-controlling shareholders who own 45% of Shijiazhuang
Hongkong Eshallgo Holding Group Co., Limited	An entity owned by the Company’s CEO and Director
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Shareholder of the Company
Shanghai Yuchou Technology Development Co., Ltd.	An entity partially owned by the officer of the Company
Zhidan Mao	Chairman
Qiwei Miao	Chief Executive Officer and Director
Chun Lyu	Chief Financial Officer
Yun Li	The non-controlling shareholders who own 45% of Qinghai
Peidong Xia	The non-controlling shareholders who own 45% of Changyun
Zhongyang Pan	Family member of the non-controlling shareholders who own 45% of Suzhou
Jialiang Wang	The non-controlling shareholders who own 45% of Zibo

a. Accounts receivable - related parties

Accounts receivable - related parties consisted of the following:

	March 31,	March 31,
	2026	2025
Shanghai Tuwen Office Equipment Co., Ltd.	$24,084	$166,236
Anhui New Yalian Office Equipment Co., Ltd.	-	64,812
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	-	12,823
Hebei Leading Future Technology Co., Ltd.	-	1,345
Others	40	276
Accounts receivable - related parties	$24,124	$245,492

For accounts receivable due from related parties, approximately 0.2%, or $40 of the March 31, 2026 balances have been subsequently collected as of July 31, 2026.

b. Advance to vendors - related parties

Advance to vendors - related parties consisted of the following:

	March 31,	March 31,
	2026	2025
Qinghai Chengchuang Ideal Trading Co. Ltd.	$121,513	$-
Others	-	50
Advance to vendors - related parties	$121,513	$50

The Company periodically makes purchase advances to various vendors, including the related party suppliers. For advance to vendors made to related parties, all of the March 31, 2026 balances have been subsequently utilized as of July 31, 2026.

c. Due from related parties

Due from related parties consisted of the following:

	March 31,	March 31,
	2026	2025
Qiwei Miao	$1,165,673	$1,105,383
Zhidan Mao	777,577	594,363
Hangzhou Shilian Office Equipment Co., Ltd	579,389	530,458
Chun Lyu	311,055	291,495
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	149,406	142,117
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	144,847	137,781
Yun Li	89,106	148,402
Ningbo Lihong Information System Engineering Co., Ltd.	-	158,448
Qingdao Lixing Technology Co., Ltd.	-	68,891
Others	5,400	19,679
Due from related parties	$3,222,453	$3,197,017

The Company historically loaned funds to its related parties for working capital during the Company’s normal course of business. The balance due from related parties is typically interest-free and due upon demand. For amount due from related parties, approximately 25.7%, or $828,742 of the March 31, 2026 balances have been subsequently collected as of July 31, 2026.

d. Accounts payable - related parties

Accounts payable - related parties consisted of the following:

	March 31,	March 31,
	2026	2025
Shanghai Yuchou Technology Development Co., Ltd.	$54,481	$-
Qingdao Lixing Technology Co., Ltd.	23,186	90,946
Yue Yan (Shanghai) Digital Technology Co., Ltd.	-	31,679
Hangzhou Shilian Office Equipment Co., Ltd	-	16,020
Others	2,271	1,616
Accounts payable - related parties	$79,938	$140,261

All these accounts payable to related parties occurred in the ordinary course of business and are payable upon demand without interest.

e. Due to related parties

Due to related parties consisted of the following:

	March 31,	March 31,
	2026	2025
Jialiang Wang	$323,405	$-
Peidong Xia	101,393	114,358
Hongkong Eshallgo Holding Group Co., Limited	9,667	10,285
Others	5,447	7,977
Due to related parties	$439,912	$132,620

Amount due to related parties are advances from various related parties for working capital during the Company’s normal course of business. These advances are unsecured, non-interest bearing and due on demand.

f. Due to a related party – non-current

	March 31,	March 31,
	2026	2025
Zhongyang Pan	$81,115	$126,759
Due to a related party - non-current	$81,115	$126,759

Amount due to a related party – non-current is loan borrowed from the related party for working capital during the Company’s normal course of business for three years with maturity date on December 15, 2027. The loan bears a fixed interest rate of 3.0% per annum.

g. Sales to related parties

Sales to related parties consisted of the following:

	For the Years Ended
	March 31,
	2026	2025	2024
Hangzhou Shilian Office Equipment Co., Ltd	$59,597	$142,957	$15,330
Shanghai Yuchou Technology Development Co., Ltd.	39,430	-	-
Hebei Leading Future Technology Co., Ltd.	2,459	49,252	46,295
Shanghai Tuwen Office Equipment Co., Ltd.	1,893	232,774	92,214
Qingdao Lixing Technology Co., Ltd.	677	1,961	31,930
Anhui New Yalian Office Equipment Co., Ltd.	-	347,621	155,599
Ningbo Lihong Information System Engineering Co., Ltd.	-	95,743	88,365
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	-	16,682	8,807
Youshi Innovation Business Group Co., Ltd.	-	-	28,683
Kunming Jinbi Office Equipment Co., Ltd.	-	-	17,147
Others	519	3,581	486
Sales to related parties	$104,575	$890,571	$484,856

h. Purchases from related parties

Purchases from related parties consisted of the following:

	For the Years Ended
	March 31,
	2026	2025	2024
Shanghai Yuchou Technology Development Co., Ltd.	$596,325	$-	$-
Shanghai Tuwen Office Equipment Co., Ltd.	150,863	122,789	6,477
Ningbo Lihong Information System Engineering Co., Ltd.	-	6,896	21,466
Kunming Jinbi Office Equipment Co., Ltd.	-	-	468,385
Youshi Innovation Business Group Co., Ltd.	-	-	50,325
Yue Yan (Shanghai) Digital Technology Co., Ltd.	-	-	35,649
Qingdao Lixing Technology Co., Ltd.	-	-	4,328
Others	-	9,289	3,507
Purchases from related parties	$747,188	$138,974	$590,137

i. Loan transactions with related parties

Loan transactions with related parties consisted of the following:

		For the Years Ended
		March 31,
	Nature	2026	2025	2024
Zhidan Mao	Payments made to a related party	$(163,757)	$(596,096)	$-
Qiwei Miao	Payments made to a related party	(59,426)	(1,045,660)	(53,507)
Zhongyang Pan	Proceeds from (repayment made to) a related party	(50,687)	127,481	-
Hangzhou Shilian Office Equipment Co., Ltd	Payments made to a related party	(21,120)	(533,479)	-
Chun Lyu	Payments made to a related party	(20,201)	(289,677)	-
Peidong Xia	Proceeds from (repayment made to) a related party	(18,304)	115,010	-
Jialiang Wang	Proceeds from a related party	314,361	-	-
Ningbo Lihong Information System Engineering Co., Ltd.	Collections received from (payments made to) a related party	161,916	(159,351)	-
Qingdao Lixing Technology Co., Ltd.	Collections received from (payments made to) a related party	70,398	(69,283)	-
Yun Li	Collections received from (payments made to) a related party	65,036	(149,247)	-
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	Payments made to a related party	-	(142,927)	(135,402)
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Payments made to a related party	-	(138,566)	-
Qinghai Chengchuang Ideal Trading Co. Ltd.	Collections received from (payments made to) a related party	-	237,405	(239,521)
Anhui New Yalian Office Equipment Co., Ltd.	Collections received from a related party	-	64,028	40,886
Shanghai Mingzhe Office Equipment Co., Ltd.	Collections received from a related party	-	-	209,702
Others	Proceeds/collection from (payment/repayment made to) related parties	11,401	(4,484)	(27,598)
Total		$289,617	$(2,584,846)	$(205,440)